Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party transaction, Term	3 days
U M D [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 14